Related Party Transactions_Profit And Loss Arising From Transactions With Related Parties(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
KB Insurance Co., Ltd.
Related Party Transactions [Abstract]
Interest income	[1]	₩ 0	₩ 0		₩ 12
Interest expense	[1]	0	0		202
Fee and commission income	[1]	0	0		8,994
Fee and commission expense	[1]	0	0		1,021
Gains on financial assets/liabilities at fair value through profit or loss(under IAS 39)	[1]	0	0		796
Losses on financial assets/liabilities at fair value through profit or loss	[1]		0
Losses on financial assets/liabilities at fair value through profit or loss(under IAS 39)	[1]	0			18,717
Other operating income	[1]	0	0		16,743
Other operating expense	[1]	0	0		633
General and administrative expenses	[1]	0	0		5,601
Provision for credit loss	[1]	0	0		12
Other non-operating income	[1]	₩ 0	0		51
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party		Excluded from the Group's related party as of December 31, 2019.
Balhae Infrastructure Fund
Related Party Transactions [Abstract]
Fee and commission income		₩ 6,743	6,691		7,162
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Other assets		1,718	1,708
Korea Credit Bureau Co., Ltd.
Related Party Transactions [Abstract]
Interest expense		21	127		132
Fee and commission income		1,056	1,194		1,374
Fee and commission expense		2,541	1,909		2,645
Insurance income		3	0		0
Other operating expense		0	4		0
General and administrative expenses		0	0		2,202
Provision for credit loss		0	0		1
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans at amortied cost (Gross amount)		43	22
Deposits		17,966	15,674
Provisions		1	0
Insurance contract liabilities		2	0
Other liabilities		0	98
KoFC KBIC Frontier Champ 2010-5(PEF)
Related Party Transactions [Abstract]
Fee and commission income		0	197		216
KB GwS Private Securities Investment Trust
Related Party Transactions [Abstract]
Fee and commission income		851	851		851
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Other assets		641	641
Incheon Bridge Co., Ltd.
Related Party Transactions [Abstract]
Interest income		8,612	9,426		25,511
Interest expense		483	296		292
Fee and commission income		0	9		0
Fee and commission expense		7	2		0
Insurance income		284	365		162
Gains on financial assets/liabilities at fair value through profit or loss		4,975	2,655		0
Reversal for credit loss		5	6		43
Provision for credit loss		1	1		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		37,857	32,882
Loans at amortied cost (Gross amount)		147,707	158,206
Allowances for loan losses		12	15
Other assets		520	736
Deposits		45,447	43,666
Provisions		10	10
Insurance contract liabilities		108	113
Other liabilities		346	24
Jaeyang Industry Co., Ltd.
Related Party Transactions [Abstract]
Interest income		0	0		98
Reversal for credit loss		0	0		6
KoFC POSCO HANHWA KB Shared Growth Private Equity Fund No. 2
Related Party Transactions [Abstract]
Fee and commission income		178	210		481
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Other assets		89	90
Aju Good Technology Venture Fund
Related Party Transactions [Abstract]
Interest income		370	370		370
Interest expense		22	30		14
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		5,456	6,439
Other liabilities		2	2
KB Star Office Private Real Estate Investment Trust No.1
Related Party Transactions [Abstract]
Interest expense		208	93		63
Fee and commission income		435	435		435
Provision for credit loss		0	0		3
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans at amortied cost (Gross amount)		10,000	10,000
Allowances for loan losses		4	4
Other assets		136	136
Deposits		8,293	7,946
Other liabilities		66	58
RAND Bio Science Co., Ltd.
Related Party Transactions [Abstract]
Interest expense		5	3		16
Other non-operating expense		843	0		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans at amortied cost (Gross amount)		1	1
Deposits		4,452	232
Inno Lending Co., Ltd.
Related Party Transactions [Abstract]
Interest expense	[1]	0	0		1
Fee and commission income	[1]	₩ 0	1		3
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party		Excluded from the Group's related party as of December 31, 2019.
KBIC Private Equity Fund No. 3
Related Party Transactions [Abstract]
Fee and commission income	[1]	₩ 0	0		38
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party		Excluded from the Group's related party as of December 31, 2019.
SY Auto Capital Co., Ltd.
Related Party Transactions [Abstract]
Interest income		₩ 1,016	1,279		828
Interest expense		1	0		22
Fee and commission income		34	73		47
Fee and commission expense		389	840		2,956
Insurance income		32	33		29
Other operating income		689	621		731
Other operating expense		288	415		128
Reversal for credit loss		13	0		32
Provision for credit loss		0	14		0
Other non-operating income		0	0		51
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans at amortied cost (Gross amount)		41,990	48,356
Allowances for loan losses		4	18
Other assets		63	94
Deposits		8	5
Provisions		13	11
Insurance contract liabilities		13	6
Other liabilities		70	102
Kyobo 7 Special Purpose Acquisition Co., Ltd.
Related Party Transactions [Abstract]
Interest expense	[1]	₩ 0	0		1
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party		Excluded from the Group's related party as of December 31, 2019.
Food Factory Co., Ltd.
Related Party Transactions [Abstract]
Interest income		₩ 41	9		24
Fee and commission expense		12	1		0
Insurance income		4	5		3
Gains on financial assets/liabilities at fair value through profit or loss		60	30		0
Reversal for credit loss		0	1		0
Provision for credit loss		1	1		44
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		590	530
Loans at amortied cost (Gross amount)		1,992	200
Allowances for loan losses		2	1
Other assets		1	1
Deposits		1,073	68
Insurance contract liabilities		4	3
Other liabilities		1	0
KB Pre IPO Secondary Venture Fund 1st
Related Party Transactions [Abstract]
Interest expense		7	27		60
Fee and commission income		110	110		83
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		2,955	1,115
Other liabilities		1	1
Builton Co., Ltd.
Related Party Transactions [Abstract]
Interest income	[1]	1	4		0
Insurance income	[1]	1	2		1
Losses on financial assets/liabilities at fair value through profit or loss	[1]	0	1		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss	[1]	0	399
Loans at amortied cost (Gross amount)	[1]	0	2
Other assets	[1]	0	1
Deposits	[1]	0	7
Insurance contract liabilities	[1]	₩ 0	1
Description Of Transactions With Related Party		Excluded from the Group's related party as of December 31, 2019.
KB Private Equity Fund III
Related Party Transactions [Abstract]
Fee and commission income		₩ 480	521		457
Wise Asset Management Co., Ltd.
Related Party Transactions [Abstract]
Interest expense		2	9		5
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		21	696
Other liabilities		0	2
Acts Co., Ltd.
Related Party Transactions [Abstract]
Interest income		1	0		249
Insurance income		1	2		2
Gains on financial assets/liabilities at fair value through profit or loss		30	0		0
Losses on financial assets/liabilities at fair value through profit or loss		0	1,851		0
Losses on financial assets/liabilities at fair value through profit or loss(under IAS 39)		0	0		220
General and administrative expenses		0	0		150
Provision for credit loss		0	0		66
Other non-operating expense		0	1,246		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Intangible assets		0	530
Deposits		1	29
Other liabilities		100	530
COBI Co., Ltd.
Related Party Transactions [Abstract]
Interest income	[1]	0	0		183
Provision for credit loss	[1]	₩ 0	0		89
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party		Excluded from the Group's related party as of December 31, 2019.
Dongjo Co., Ltd.
Related Party Transactions [Abstract]
Insurance income		₩ 2	2		0
Reversal for credit loss		0	31		2
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Insurance contract liabilities		1	2
A-PRO Co., Ltd.
Related Party Transactions [Abstract]
Interest income		19	0		0
Interest expense		4	1		0
Fee and commission expense		17	0		0
Insurance income		4	5		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans at amortied cost (Gross amount)		2,019	0
Deposits		3,201	2,201
Insurance contract liabilities		2	2
Other liabilities		1	0
POSCO-KB Shipbuilding Fund
Related Party Transactions [Abstract]
Interest expense		0	81		3
Fee and commission income		490	490		257
Insurance income		0	0		0
Dae-A Leisure Co., Ltd.
Related Party Transactions [Abstract]
Interest expense		8	9		1
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		753	1,229
Other liabilities		14	7
Paycoms Co., Ltd.
Related Party Transactions [Abstract]
Interest income		10	10		61
Insurance income		1	1		0
Gains on financial assets/liabilities at fair value through profit or loss		125	125		0
Provision for credit loss		0	0		32
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		1,157	1,032
Other assets		1	1
Deposits		1	1
Faromancorporation Co., Ltd.
Related Party Transactions [Abstract]
Reversal for credit loss	[1]	₩ 0	0		345
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party		Excluded from the Group's related party as of December 31, 2019.
Daesang Techlon Co., Ltd.
Related Party Transactions [Abstract]
Insurance income	[1]	₩ 0	0		1
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party		Excluded from the Group's related party as of December 31, 2019.
Big Dipper Co., Ltd.
Related Party Transactions [Abstract]
Reversal for credit loss		₩ 0	2		0
Provision for credit loss		0	0		2
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans at amortied cost (Gross amount)		11	5
Deposits		6	182
KB-KDBC New Technology Business Investment Fund
Related Party Transactions [Abstract]
Interest expense		58	39		4
Fee and commission income		449	322		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		7,054	7,088
Other liabilities		4	3
KBTS Technology Venture Private Equity Fund
Related Party Transactions [Abstract]
Fee and commission income		730	305		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		3,540	0
KB-SJ Tourism Venture Fund
Related Party Transactions [Abstract]
Fee and commission income		422	314		0
JLK INSPECTION Inc.
Related Party Transactions [Abstract]
Interest income	[1]	0	6		0
Interest expense	[1]	1	0		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss	[1]	₩ 0	7,300
Description Of Transactions With Related Party		Excluded from the Group's related party as of December 31, 2019.
TESTIAN Inc.
Related Party Transactions [Abstract]
Interest income	[1]	₩ 3	4		0
Gains on financial assets/liabilities at fair value through profit or loss	[1]	0	83		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss	[1]	0	615
Other assets	[1]	₩ 0	1
Description Of Transactions With Related Party		Excluded from the Group's related party as of December 31, 2019.
Rainist Co., Ltd.
Related Party Transactions [Abstract]
Interest expense		₩ 0	2		0
Fee and commission income		39	0		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		7,504	2,504
Deposits		0	1
IWON ALLOY CO., LTD.
Related Party Transactions [Abstract]
Insurance income		2	1		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Insurance contract liabilities		1	2
RMGP Bio-Pharma Investment Fund, L.P.
Related Party Transactions [Abstract]
Gains on financial assets/liabilities at fair value through profit or loss		947	0		0
Losses on financial assets/liabilities at fair value through profit or loss		2,120	0		0
Other non-operating income		33	10		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		3,419	3,051
Other liabilities		2	35
Hasys.
Related Party Transactions [Abstract]
Insurance income		50	4		0
Gains on financial assets/liabilities at fair value through profit or loss		136	0		0
Losses on financial assets/liabilities at fair value through profit or loss		0	136		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		6,000	5,864
Insurance contract liabilities		37	29
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Related Party Transactions [Abstract]
Interest expense		89	21		0
Fee and commission income		735	108		0
Losses on financial assets/liabilities at fair value through profit or loss		72	0		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		2,678	0
Deposits		13,118	18,813
Other liabilities		4	7
Spark Biopharma, Inc.
Related Party Transactions [Abstract]
Interest income	[1]	0	0		0
Interest expense	[1]	59	25		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		0	6,500	[1]
Deposits		0	2,630	[1]
Other liabilities		₩ 0	19	[1]
Description Of Transactions With Related Party		Excluded from the Group's related party as of December 31, 2019.
KB No.8 Special Purpose Acquisition Company
Related Party Transactions [Abstract]
Interest income	[1]	₩ 0	0		75
Interest expense	[1]	0	17		36
Losses on financial assets/liabilities at fair value through profit or loss		0	2,330	[1]	0	[1]
Losses on financial assets/liabilities at fair value through profit or loss(under IAS 39)		₩ 0	0	[1]	170	[1]
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party		Excluded from the Group's related party as of December 31, 2019.
KB No.9 Special Purpose Acquisition Company
Related Party Transactions [Abstract]
Interest income	[1]	₩ 0	0		76
Interest expense	[1]	(23)	43		33
Gains on financial assets/liabilities at fair value through profit or loss	[1]	0	48		0
Losses on financial assets/liabilities at fair value through profit or loss	[1]	0	2,256		0
Losses on financial assets/liabilities at fair value through profit or loss(under IAS 39)	[1]	0	0		200
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss	[1]	0	2,481
Deposits	[1]	0	2,275
Other liabilities	[1]	₩ 0	42
Description Of Transactions With Related Party		Excluded from the Group's related party as of December 31, 2019.
KB No.10 Special Purpose Acquisition Company
Related Party Transactions [Abstract]
Interest income	[1]	₩ 0	0		48
Interest expense	[1]	18	30		24
Gains on financial assets/liabilities at fair value through profit or loss	[1]	3,066	121		0
Losses on financial assets/liabilities at fair value through profit or loss(under IAS 39)	[1]	0	0		103
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss	[1]	0	2,025
Derivative financial assets	[1]	0	1,659
Deposits	[1]	0	1,666
Other liabilities	[1]	₩ 0	11
Description Of Transactions With Related Party		Excluded from the Group's related party as of December 31, 2019.
KB No.11 Special Purpose Acquisition Company
Related Party Transactions [Abstract]
Interest income	[1]	₩ 0	0		22
Interest expense	[1]	9	12		0
Fee and commission income	[1]	0	0		150
Gains on financial assets/liabilities at fair value through profit or loss	[1]	118	56		0
Gains on financial assets/liabilities at fair value through profit or loss(under IAS 39)	[1]	0	0		711
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss	[1]	0	737
Derivative financial assets	[1]	0	873
Deposits	[1]	0	658
Other liabilities	[1]	₩ 0	2
Description Of Transactions With Related Party		Excluded from the Group's related party as of December 31, 2019.
Hyundai-Tongyang Agrifood Private Equity Fund
Related Party Transactions [Abstract]
Fee and commission income	[1]	₩ 0	151		187
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party		Excluded from the Group's related party as of December 31, 2019.
KB IGen Private Equity Fund No. 1
Related Party Transactions [Abstract]
Fee and commission income		₩ 0	0		1,266
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		147	148
Keystone-Hyundai Securities No. 1 Private Equity Fund
Related Party Transactions [Abstract]
Fee and commission income		90	116		94
Doosung Metal Co., Ltd.
Related Party Transactions [Abstract]
Insurance income		0	1		1
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		0	3
Jungdo Co., Ltd. [Member]
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		4	4
Bungaejangter Inc.
Related Party Transactions [Abstract]
Interest income	[1]	0	60		31
Provision for credit loss	[1]	₩ 0	0		44
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party		Excluded from the Group's related party as of December 31, 2019.
CARLIFE Co., Ltd.
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		₩ 0	2
COMPUTERLIFE Co., Ltd.
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		1	1
RMGP Bio-Pharma Investment, L.P.
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		8	4
SKYDIGITAL INC.
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		25	16
HEYBIT, Inc.
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		250	250
MJT&I Co., Ltd.
Related Party Transactions [Abstract]
Insurance income		1	0		0
KB No.17 Special Purpose Acquisition Company
Related Party Transactions [Abstract]
Interest expense		28	0		0
Fee and commission income		175	0		0
Gains on financial assets/liabilities at fair value through profit or loss		1,384	0		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		2,683	0
Deposits		1,742	0
Other liabilities		27	0
Joyang Industry Co., Ltd.
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		2	0
Fabric Types CO.,LTD.
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		1,845	0
Deposits		395	0
Other liabilities		2	0
KB No.18 Special Purpose Acquisition Company
Related Party Transactions [Abstract]
Interest expense		28	0		0
Fee and commission income		263	0		0
Gains on financial assets/liabilities at fair value through profit or loss		1,898	0		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		3,786	0
Deposits		2,140	0
Other liabilities		28	0
KB No.19 Special Purpose Acquisition Company
Related Party Transactions [Abstract]
Interest expense		8	0		0
Fee and commission income		150	0		0
Gains on financial assets/liabilities at fair value through profit or loss		1,044	0		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		2,043	0
Deposits		1,093	0
Other liabilities		7	0
KB No.20 Special Purpose Acquisition Company
Related Party Transactions [Abstract]
Interest expense		3	0		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		1,499	0
Deposits		1,984	0
Other liabilities		3	0
KB SPROTT Renewable Private Equity Fund I
Related Party Transactions [Abstract]
Fee and commission income		490	0		0
KB-Stonebridge Secondary Private Equity Fund [Member]
Related Party Transactions [Abstract]
Fee and commission income		1,444	0		0
Losses on financial assets/liabilities at fair value through profit or loss		32	0		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		713	0
KOSESEUJITO CO., LTD.
Related Party Transactions [Abstract]
Losses on financial assets/liabilities at fair value through profit or loss		5	0		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		2,930	0
CWhy Inc
Related Party Transactions [Abstract]
Insurance income		3	0		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		2,000	0
Stratio, Inc.
Related Party Transactions [Abstract]
Interest expense		1	0		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		1,000	1,000
Deposits		726	516
NEXOLON CO.,LTD.
Related Party Transactions [Abstract]
Interest expense	[1]	₩ 2	0		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party		Excluded from the Group's related party as of December 31, 2019.
CellinCells Co., Ltd.
Related Party Transactions [Abstract]
Interest expense		₩ 19	0		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		2,000	0
Loans at amortied cost (Gross amount)		4	0
Deposits		1,545	0
Other liabilities		1	0
Bomapp Inc.
Related Party Transactions [Abstract]
Interest expense		1	0		0
Insurance income		1	0		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		1,999	0
Insurance contract liabilities		2	0
KB Social Impact Investment Association
Related Party Transactions [Abstract]
Fee and commission income		121	0		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Other assets		73	0
KB Solidus Global Healthcare Fund
Related Party Transactions [Abstract]
Fee and commission income		81	0		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		10,405	0
BNF Corporation Ltd
Related Party Transactions [Abstract]
Interest income		7	0		0
Gains on financial assets/liabilities at fair value through profit or loss		158	0		0
Provision for credit loss		1	0		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		2,259	0
Loans at amortied cost (Gross amount)		1,400	0
Other assets		2	0
Deposits		947	0
Other liabilities		6	0
KB Cape No.1 Private Equity Fund
Related Party Transactions [Abstract]
Fee and commission income		97	0		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		2,000	0
ALS Co., Ltd.
Related Party Transactions [Abstract]
Interest income	[1]	₩ 194	0		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party		Excluded from the Group's related party as of December 31, 2019.
Honest Fund, Inc.
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		₩ 3,999	0
ZOYI corporation INC.
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		2,000	0
MitoImmune Therapeutics
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		5,000	0
Key management
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans at amortied cost (Gross amount)		3,538	2,404
Allowances for loan losses		1	0
Other assets		3	2
Deposits		15,339	13,818
Insurance contract liabilities		1,984	1,092
Other liabilities		289	233
Retirement pension
Related Party Transactions [Abstract]
Interest expense		4	3		3
Fee and commission income		939	876		₩ 795
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Other assets		366	331
Other liabilities		₩ 17,620	₩ 16,388

[1]	Excluded from the Group's related party as of December 31, 2019.